Property, plant, and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant, and Equipment, Net

Note 4 - Property, plant, and Equipment, Net

As of June 30, 2025 and December 31, 2024, Property, plant, and equipment consisted of the following:

	June 30, 2025	December 31, 2024
Computer and office equipment	$276,104	$271,415
Decoration and renovation	408,623	387,288
	684,727	658,703
Less: accumulated depreciation	(449,276)	(406,517)
	$235,451	$252,186

Depreciation expense was $29,376 and $27,009 for the six months ended June 30, 2025 and 2024, respectively; and $14,881 and $13,493 for the three months ended June 30, 2025 and 2024, respectively.

Note 4 - Property, plant, and Equipment, Net

As of December 31, 2024 and 2023, Property, plant, and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Computer and office equipment	$271,415	$255,352
Decoration and renovation	387,288	378,237
	658,703	633,589
Less: accumulated depreciation	(406,517)	(345,916)
	$252,186	$287,673

Depreciation expense was $55,489 and $68,401 for the years ended December 31, 2024 and 2023, respectively.